Income Taxes Recognized During Period (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
Reconciliation of Provision of Income Taxes [Line Items]
Provision for income taxes	$ 9,537	$ 7,467	$ 20,338	$ 14,361